Shareholders' Equity - Additional Information (Details) - USD ($) $ in Millions		2 Months Ended	12 Months Ended
	Jan. 28, 2016	Jan. 27, 2016	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013	Jan. 22, 2016	Jan. 31, 2013	Oct. 31, 2008
Stockholders Equity Note [Line Items]
Share repurchase program, aggregate value authorized for repurchase			$ 1,000.0
Share repurchased, Value			533.0	$ 0.0	$ 138.0
Sales of treasury stock			264.0	0.0	$ 35.0
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income			$ 13.0	$ 18.0
Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, authorized			40,000,000
Preferred stock, shares issued			0	0
Repurchase of Common Stock (in shares)			5,100,000		900,000
Share repurchase program additional authorized shares for repurchase							32,800,000
Common stock reserved for issuance pursuant to employee benefit and dividend reinvestment plans			14,700,000
CARNIVAL PLC
Stockholders Equity Note [Line Items]
Share repurchase program additional authorized shares for repurchase								19,200,000
Share repuchase program, number of shares authorized to be repurchased			21,500,000
Stock Issued During Period, Shares, Treasury Stock Reissued			5,100,000	0	900,000
Sales of treasury stock			$ 264.0		$ 35.0
Common stock reserved for issuance pursuant to employee benefit plans			8,200,000
Subsequent Event
Stockholders Equity Note [Line Items]
Stock repurchase program, remaining authorized amount	$ 1,200.0	$ 213.0
Stock repurchase program, increase in remaining authorized repurchase amount	$ 1,000.0
Subsequent Event | Carnival Corp
Stockholders Equity Note [Line Items]
Stock repurchase program, remaining authorized shares						26,900,000
Subsequent Event | CARNIVAL PLC
Stockholders Equity Note [Line Items]
Stock repurchase program, remaining authorized shares						18,100,000
Repurchase Agreements [Member] | Carnival Corp
Stockholders Equity Note [Line Items]
Repurchase of Common Stock (in shares)			5,300,000	0	2,800,000
Share repurchased, Value			$ 276.0		$ 103.0
Repurchase Agreements [Member] | Subsequent Event | Carnival Corp
Stockholders Equity Note [Line Items]
Repurchase of Common Stock (in shares)		9,600,000
Share repurchased, Value		$ 486.0
Payroll and Related Expenses
Stockholders Equity Note [Line Items]
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income			8.0	$ 12.0
General and Administrative Expense
Stockholders Equity Note [Line Items]
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income			$ 5.0	$ 6.0